Business Combinations - Additional Information (Details) - USD ($)		1 Months Ended		7 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Sep. 30, 2022	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Intangible assets, net carrying amount		$ 106,096,000			$ 106,096,000	$ 117,729,000
Subscription
Business Acquisition [Line Items]
Deferred revenue						2,758,000
Business combination, revenue recognized						11,522,000
Advisory, advertising, and other
Business Acquisition [Line Items]
Business combination, revenue recognized						3,623,000
Aicel Technologies
Business Acquisition [Line Items]
Acquisition consideration	$ 8,678,000	300,000
Acquisition consideration of common shares	723,684
Exchange of common stock shares	859,016
Contingent consideration of common stock shares	12,491
Transaction costs	$ 300,000				637,000	96,000
Business combination, accrued contingent liabilities	$ 300,000			$ 300,000
Business combination, consideration through equity, number of shares	28,522
Restricted stock upon achievement of certain revenue targets	24,833
Business combination, contingent consideration payment description	The common stock, restricted stock and cash portions of the contingent payments will be paid within eighteen months upon achievement of certain revenue targets.
Intangible assets	$ 3,000,000			$ 3,000,000
Intangible assets amortization period				15 years
Aicel Technologies | Maximum
Business Acquisition [Line Items]
Cash consideration	$ 300,000
DT-Global Asset Acquisition
Business Acquisition [Line Items]
Acquisition consideration			$ 600,000
Transaction costs			43,000
Upfront cash payment			400,000
Purchase price holdbacks			100,000
Contingent consideration related to operational milestones			100,000
Fair value of assets acquired			1,012,000
Intangible assets		52,000	$ 1,012,000		52,000
Intangible assets amortization period			15 years
DT-Global Asset Acquisition | Customer Relationship Intangible Asset
Business Acquisition [Line Items]
Intangible assets, net carrying amount		$ 52,000			$ 52,000
2021 Acquisitions
Business Acquisition [Line Items]
Acquisition consideration						103,914,000
Transaction costs						1,418,000
Cash consideration						46,093,000
Intangible assets						$ 42,239,000
Intangible assets amortization period					15 years
2021 Acquisitions | Maximum
Business Acquisition [Line Items]
Contingent consideration delivery period						3 years
Contingent compensation delivery period						3 years
2021 Acquisitions | Minimum
Business Acquisition [Line Items]
Contingent consideration delivery period						1 year
Contingent compensation delivery period						1 year